Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives	The estimated useful lives are presented below.
Miners	5 years
Mining Infrastructure	10 years